Insurance service expenses and other expenditure (Tables)	12 Months Ended
Dec. 31, 2024
Insurance service expenses and other expenditure
Schedule of analysis of expenses

	2024 $m	2023 $m	2022 $m
Expenses attributed to insurance acquisition cash flows note (i)	4,987	4,833	3,232
Other directly attributable expenses note (ii)	1,328	1,258	1,221
Other expenditure note (iii)	1,003	990	1,019
Total expenses	7,318	7,081	5,472

Notes

(i)

Expenses attributed to insurance acquisition cash flows represent insurance acquisition expenses incurred in the year, which are implicitly deferred within the CSM and amortised as part of the CSM amortisation. Ceding commissions received from outward reinsurance agreements are not included in the analysis above.

(ii)

Other directly attributable expenses are those incurred in the year when providing insurance services to the policyholders, excluding the cost of claims and benefit payments. The expected other directly attributable expenses are explicitly included within the BEL and form part of the BEL release to the insurance revenue. The actual other directly attributable expenses incurred in the year form part of insurance service expenses.

(iii)

Other expenditure includes interest expense other than interest on core structural borrowings that is presented separately on the income statement as Finance costs. Total segment interest expense is $62 million (2023: $58 million; 2022: $23 million), of which $23 million arises in the Hong Kong segment (2023: $31 million; 2022:  $11 million) and $35 million (2023: $23 million; 2022: $9 million) arises in central operations with the remainder spread broadly across the other markets. Included within interest expense is $10 million (2023: $7 million;2022: $8 million) of interest on lease liabilities. Core structural borrowings and operational borrowings (other than lease liabilities) represent financial liabilities that are not classified at FVTPL.

Total depreciation and amortisation expenses relate primarily to amortisation of distribution rights intangibles as shown in note C4.2. The segmental analysis of total depreciation and amortisation is shown below.

Schedule of segmental analysis of depreciation and amortisation

	2024 $m	2023 $m	2022 $m
Hong Kong	51	42	43
Indonesia	12	11	12
Malaysia	22	21	21
Singapore	36	36	40
Growth markets and other	372	369	339
Eastspring	13	12	13
Total segment	506	491	468
Unallocated to a segment (central operations)	17	33	26
Total depreciation and amortisation	523	524	494

Schedule of costs of employment

	2024 $m	2023 $m	2022 $m
Wages and salaries	1,119	1,079	1,018
Social security costs	37	37	41
Defined contribution pension schemes	54	46	40
Total Group	1,210	1,162	1,099

Schedule of average number of staff employed

	2024	2023	2022 $m
Asia and Africa operations note	14,851	14,479	13,685
Head office function	561	551	511
Total Group	15,412	15,030	14,196

Note

The Asia and Africa operations staff numbers above exclude 702 (2023: 621; 2022: 744) commission-based sales staff who have an employment contract with the Group.

Schedule of movement in outstanding options and awards

							Awards outstanding under
	Options outstanding under Sharesave and ISSOSNE schemes						incentive plans
	2024		2023		2022		2024	2023	2022
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise	Number	exercise	Number	exercise
	of options	price	of options	price	of options	price	Number of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year	1.7	9.5	1.9	10.4	2.0	11.6	14.3	21.0	24.6
Granted	0.6	5.3	0.4	7.8	0.5	7.4	10.9	6.3	6.5
Exercised	(0.1)	7.4	(0.3)	11.6	(0.3)	11.2	(6.6)	(10.1)	(7.2)
Forfeited	–	7.6	–	7.8	–	10.8	(0.5)	(1.7)	(1.1)
Cancelled	(0.5)	10.2	(0.3)	12.0	(0.3)	12.7	–	(0.1)	(0.1)
Lapsed/expired	–	9.4	–	10.4	–	13.0	(0.6)	(1.1)	(1.7)
Balance at end of year	1.7	7.8	1.7	9.5	1.9	10.4	17.5	14.3	21.0
Options immediately exercisable at end of year	0.2	11.6	0.2	10.8	0.3	12.5

Summary of the range of exercise prices for options outstanding

	Outstanding									Exercisable
				Weighted average
				remaining			Weighted average						Weighted average
	Number outstanding			contractual life			exercise prices			Number exercisable			exercise prices
	millions			years			£			millions			£
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Between £5 and £6	0.5	–	–	4.3	–	–	5.24	–	–	–	–	–	–	–	–
Between £7 and £8	0.7	0.7	0.5	2.7	3.7	4.1	7.55	7.55	7.37	–	–	–	–	–	–
Between £9 and £10	0.1	0.3	0.4	1.4	1.4	2.2	9.64	9.64	9.64	–	0.1	–	–	9.64	–
Between £11 and £12	0.4	0.6	0.8	1.3	2.0	2.4	11.70	11.59	11.48	0.2	–	0.2	11.57	–	11.12
Between £12 and £13	–	–	–	0.6	–	–	12.02	–	–	–	–	–	–	–	–
Between £13 and £14	–	0.1	0.1	–	0.4	1.4	–	13.94	13.94	–	0.1	–	–	13.94	–
Between £14 and £15	–	–	0.1	–	–	0.4	–	–	14.55	–	–	0.1	–	–	14.55
Total	1.7	1.7	1.9	2.8	2.6	2.6	7.84	9.50	10.43	0.2	0.2	0.3	11.57	10.82	12.48

The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

Schedule of assumptions used to estimate fair value amounts on date of grant relating to all options and awards

	2024					2023					2022
	Sharesave					Sharesave					Sharesave
	and					and					and
	ISSOSNE	Prudential		Other		ISSOSNE	Prudential		Other		ISSOSNE	Prudential		Other
	options	LTIP (TSR)		awards		options	LTIP (TSR)		awards		options	LTIP (TSR)		awards
Dividend yield (%)	2.08		–		–	1.38		–		–	1.11		—		–
Expected volatility (%)	28.17		28.45		–	30.02		31.50		–	25.68		33.64		–
Risk-free interest rate (%)	3.57		4.39		–	4.55		4.34		–	3.97		2.79		–
Expected option life (years)	4.03		–		–	3.95		—		–	4.52		—		–
Weighted average exercise price (£)	£5.24		–		–	£7.75		—		–	£7.37		—		–
Weighted average share price at grant date (£/HKD)	£7.16	HKD	75.10		–	£8.89	HKD	112.76		–	£9.54	HKD	113.83		–
Weighted average fair value at grant date (£/HKD)	£2.50	HKD	29.29	HKD	72.58	£2.85	HKD	49.60	HKD	111.97	£3.45	HKD	21.32	HKD	113.81

Schedule of key management remuneration

	2024 $m	2023 $m	2022 $m
Salaries and short-term benefits (including fees paid to non-executive directors)	24.6	27.0	22.5
Post-employment benefits	1.3	1.0	1.0
Share-based paymentsnote	23.6	22.2	15.4
Payments on separation	–	–	1.0
Total key management remuneration	49.5	50.2	39.9

Schedule of fees payable to the auditor

	2024 $m	2023 $m	2022 $m
Audit of the Company’s annual accounts	5.3	5.8	2.3
Audit of subsidiaries pursuant to legislation	6.0	8.1	4.4
Audit fees payable to the auditor	11.3	13.9	6.7
Audit-related assurance services note (i)	5.2	4.0	3.5
Other assurance services note (ii)	1.2	0.9	0.7
Non-audit fees payable to the auditor	6.4	4.9	4.2
Total fees payable to the auditor	17.7	18.8	10.9

Notes

(i)

EY became the Group’s statutory auditor in 2023 replacing KPMG who was the statutory auditor during 2022. The 2024 and 2023 fees shown above are wholly in respect of fees payable to EY while the 2022 fees were the fees paid to KPMG.

(ii)

Of the audit-related assurance service fees of $5.2 million (2023: $4.0 million; 2022: $3.5 million), $1.2 million (2023: $1.1 million; 2022: $0.9 million) relates to services that are required by law and regulation as defined by the FRC.